Variable Interest Entities (VIEs) (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities (VIEs) [Abstract]
Summary of sale and leaseback arrangements
The following table gives a summary of the sale and leaseback arrangements and repurchase options, as of December 31, 2014:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option * (In $ millions)	Month of last repurchase Option *
West Taurus	Nov 2008	850	418	February 2015	149	November 2023
West Hercules	Oct 2008	850	580	August 2011	135	August 2023
West Linus	Jul 2013	600	370	June 2018	170	June 2028

* For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively. For West Linus the put option is $100 million.

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of the bareboat charter rates per day for each unit is given below.

	(In US$ thousands)
	2014	2015	2016	2017	2018
West Taurus	340	186	166	158	158
West Hercules	239	180	179	170	166
West Linus	222	222	223	222	222

Assets and liabilities in the statutory accounts of the VIEs
The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2014 and as at December 31, 2013 are as follows:

(In US$ millions)	December 31, 2014				December 31, 2013
	SFL West Polaris Limited **	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL West Polaris Limited	SFL Deepwater Ltd.	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Polaris	West Taurus	West Hercules	West Linus	West Polaris	West Taurus and West Hercules	West Hercules	West Linus
Investment in finance lease	N/A	429	426	574	488	515	477	195
Amount due from related parties *	N/A	45	5	14	45	30	25	—
Other assets	N/A	13	10	—	5	13	10	—
Total assets	N/A	487	441	588	538	558	512	195

Short-term interest bearing debt	N/A	32	28	51	36	80	28	—
Long-term interest bearing debt	N/A	271	256	400	351	303	333	—
Other liabilities	N/A	6	1	3	2	6	2	2
Long-term debt due to related parties *	N/A	145	145	125	145	145	145	195
Total liabilities	N/A	454	430	579	534	534	508	197
Equity	N/A	33	11	9	4	24	4	(2)

Book value of units in the Company's consolidated accounts	N/A	450	603	581	577	458	617	162

* In the VIEs separate financial statements the related party balances are presented on a net basis.
** Refer to "West Polaris acquisition" discussion below.